Investments accounted for using the equity method - Additional Information (Detail) - EUR (€) € in Thousands					6 Months Ended
	Apr. 30, 2023	Apr. 28, 2023	Apr. 27, 2023	Mar. 31, 2023	Jun. 30, 2023	Jun. 30, 2022	[1]
Disclosure of associates [line items]
Additions					€ 13,073
Foreign exchange loss					7,003	€ 9,893
Tom Ford International LLC
Disclosure of associates [line items]
Group's percentage interest		100.00%
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Group's percentage interest	100.00%	100.00%
Tom Ford International LLC | Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Group's percentage interest				50.00%
Tom Ford International LLC
Disclosure of associates [line items]
Additions					1,845
Foreign exchange loss					4,705
Norda Run Inc.
Disclosure of associates [line items]
Additions					6,728
Proportion of ownership interest in associate				25.00%
Filati Biagioli Modesto S.p.A.
Disclosure of associates [line items]
Additions					€ 4,500
Pelletteria Tizeta S.r.l.
Disclosure of associates [line items]
Proportion of ownership interest in associate			50.00%	50.00%
Group's percentage interest			50.00%
Pelletteria Tizeta S.r.l. | Tom Ford International LLC
Disclosure of associates [line items]
Proportion of ownership interest in associate			50.00%

[1]	Starting with the six months ended June 30, 2023, the Group presents the semi-annual condensed consolidated statement of profit and loss by function, which is most representative of the way the Chief Operating Decision Maker and management view the business, and is consistent with international practice. In order to conform to this new presentation, the information for the six months ended June 30, 2022 has been reclassified compared to what was previously presented by the Group.